LONG-TERM DEBT (Details) (USD $)			0 Months Ended						12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 21, 2012 Revolving Credit Facility	Dec. 31, 2012 Senior Notes 7.00% Senior Notes due January 15, 2013	Dec. 31, 2011 Senior Notes 7.00% Senior Notes due January 15, 2013	Dec. 31, 2012 Senior Notes 4.75% Senior Notes Due December 2022	Dec. 21, 2012 Senior Notes 4.75% Senior Notes Due December 2022	Dec. 31, 2011 Senior Notes 4.75% Senior Notes Due December 2022	Dec. 31, 2012 Senior Notes 4.75% Senior Notes Due December 2022 2017	Dec. 31, 2012 Senior Notes 4.75% Senior Notes Due December 2022 2018	Dec. 31, 2012 Senior Notes 4.75% Senior Notes Due December 2022 2019	Dec. 31, 2012 Senior Notes 4.75% Senior Notes Due December 2022 2020 and thereafter	Dec. 31, 2012 Bonds 5% New York City Industrial Development Agency Liberty Bonds due September 1, 2035	Dec. 31, 2011 Bonds 5% New York City Industrial Development Agency Liberty Bonds due September 1, 2035	Aug. 31, 2005 Bonds 5% New York City Industrial Development Agency Liberty Bonds due September 1, 2035
Long-term debt
Total long-term debt	$ 595,844,000	$ 95,844,000		$ 15,844,000	$ 15,844,000	$ 500,000,000							$ 80,000,000	$ 80,000,000
Less current maturities	(15,844,000)
Long-term debt, net of current maturities	580,000,000	95,844,000
Face amount							500,000,000								80,000,000
Stated interest rate				7.00%		4.75%	4.75%								5.00%
Redemption percentage									102.375%	101.583%	100.792%	100.00%
Line of Credit Facility [Abstract]
Maximum borrowing capacity			300,000,000
Commitment fee percentage			0.25%
Aggregate contractual maturities of long-term debt
2013	15,844,000
2022	500,000,000
2035	$ 80,000,000